                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:  March 31, 2000
                                                --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:    W.G Spears, Grisanti & Brown LLC
          ---------------------------------------------
 Address: 45 Rockefeller Plaza
          ---------------------------------------------
          33rd Floor
          ---------------------------------------------
          New York, New York 10111
          ---------------------------------------------

 Form 13F File Number:  28-05455
                      -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:    Christopher C. Grisanti
          ---------------------------------------------
 Title:   Principal
          ---------------------------------------------
 Phone:   (212) 903-1200
          ---------------------------------------------

 Signature, Place, and Date of Signing:

 /s/ Christopher C. Grisanti   New York, New York            May 5, 2000
 ---------------------------  -------------------------      --------------
 [Signature]                           [City, State]            [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]




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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                         -------------------
Form 13F Information Table Entry Total:   120
                                         -------------------
Form 13F Information Table Value Total: $ 576,722
                                         -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

     None      28-
     ----         ________________           ______________________

     [Repeat as necessary.]

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W.G. SPEARS, GRISANTI & BROWN LLC
13F INFORMATION TABLE

For the Quarter Ended March 31, 2000

COLUMN 1                  COLUMN 2    COLUMN 3      COLUMN 4      COLUMN 5                  COLUMN 6     COLUMN 7     COLUMN 8
--------                  --------    --------      --------      --------                  --------     --------     --------
                          TITLE OF                    VALUE        SHRS OR    SH/    PUT/   INVESTMENT    OTHER        VOTING
NAME OF ISSUER             CLASS       CUSIP        (x$1,000)      PRN AMT    PRN    CALL   DISCRETION   MANAGERS       SOLE
--------------             -----       -----        --------       -------    ---    ----   ----------   --------       ----
MEDIAONE GROUP INC C      COMMON      58440J104       23,426       289,214                     SOLE                    289,214
GENERAL MTRS CORP         COMMON      370442105       17,933       216,553                     SOLE                    216,553
PARTNER RE LTD            COMMON      G6852T105       17,337       470,953                     SOLE                    470,953
AMERICAN HOME PRODS       COMMON      026609107       14,831       275,918                     SOLE                    275,918
C.I.T. GROUP INC-A        COMMON      125577106       14,674       752,506                     SOLE                    752,506
ACE LTD                   COMMON      G0070K103       13,905       607,873                     SOLE                    607,873
NAVISTAR INTL             COMMON      63934E108       12,746       317,650                     SOLE                    317,650
AMERICAN INTL GROUP       COMMON      026874107       12,496       114,123                     SOLE                    114,123
CENTEX CORP.              COMMON      152312104       12,171       511,100                     SOLE                    511,100
CORNERSTONE PROPERTI      COMMON      21922H103        9,495       544,500                     SOLE                    544,500
SPRINT CORP               COMMON      852061100        9,222       145,800                     SOLE                    145,800
DELPHI AUTOMOTIVE SY      COMMON      247126105        9,151       571,930                     SOLE                    571,930
CITIGROUP INC             COMMON      172967101        9,113       152,200                     SOLE                    152,200
INTEL CORP                COMMON      458140100        8,943        67,781                     SOLE                     67,781
TEXACO INC                COMMON      881694103        8,713       162,109                     SOLE                    162,109
AMR CORP                  COMMON      001765106        8,647       271,270                     SOLE                    271,270
SMITHKLINE BEECHAM S      COMMON      832378301        8,539       129,257                     SOLE                    129,257
GANNETT CO                COMMON      364730101        7,741       110,000                     SOLE                    110,000
COUSINS PROPERTIES        COMMON      222795106        7,507       203,932                     SOLE                    203,932
SABRE HOLDINGS CORP       COMMON      785905100        7,167       196,352                     SOLE                    196,352
NCR CORP NEW              COMMON      62886E108        6,593       164,300                     SOLE                    164,300
U S HOME CORP             COMMON      911920106        6,578       173,100                     SOLE                    173,100
INTL BUSINESS MACHIN      COMMON      459200101        6,577        55,737                     SOLE                     55,737
MUTUAL RISK MANAGEME      COMMON      628351108        6,452       322,600                     SOLE                    322,600

XL CAPITAL LTD                          COMMON           G98255105          5,937          107,220      SOLE       107,220
WASHINGTON POST CO C                    COMMON           939640108          5,890           10,887      SOLE        10,887
KEYCORP NEW                             COMMON           493267108          5,456          287,158      SOLE       287,158
INTERSTATE BAKERIES                     COMMON           46072H108          5,434          381,301      SOLE       381,301
SYNOPSYS INC.                           COMMON           871607107          5,124          105,100      SOLE       105,100
POLAROID                                COMMON           731095105          4,847          204,100      SOLE       204,100
CHUBB CORP                              COMMON           171232101          4,295           63,574      SOLE        63,574
AMGEN INC                               COMMON           031162100          4,198           68,400      SOLE        68,400
AVATAR HOLDINGS INC                     COMMON           053494100          4,110          205,483      SOLE       205,483
CHASE MANHATTAN CORP                    COMMON           16161A108          3,719           42,651      SOLE        42,651
HYPERION SOLUTIONS C                    COMMON           44914M104          3,627          111,600      SOLE       111,600
CORDANT TECHNOLOGIES                    COMMON           218412104          3,490           61,700      SOLE        61,700
ASSOCIATES FIRST CAP                    COMMON           046008108          3,391          158,624      SOLE       158,624
BIO CHEM PHARMACEUTI                    COMMON           09058T108          3,385          153,000      SOLE       153,000
WASHINGTON MUTUAL IN                    COMMON           939322103          3,075          116,023      SOLE       116,023
TEEKAY SHIPPING CORP                    COMMON           V89564104          2,920          105,950      SOLE       105,950
MGIC INVESTMENT                         COMMON           552848103          2,905           66,600      SOLE        66,600
PHILIP MORRIS COS IN                    COMMON           718154107          2,845          134,652      SOLE       134,652
CLEVELAND CLIFFS INC                    COMMON           185896107          2,615          110,700      SOLE       110,700
BELO (A.H.) CORP -CO                    COMMON           080555105          2,579          144,300      SOLE       144,300
AGRIBRANDS INTERNATI                    COMMON           00849R105          2,351           59,800      SOLE        59,800
BEAZER HOME                             COMMON           07556Q105          2,314          123,438      SOLE       123,438
BANK OF NEW YORK INC                    COMMON           064057102          2,274           54,716      SOLE        54,716
UNOCAL CORP                             COMMON           915289102          2,222           74,700      SOLE        74,700
CONOCO INC CL - B                       COMMON           208251405          2,206           86,093      SOLE        86,093
AMSOUTH BANCORPORATI                    COMMON           032165102          2,106          140,968      SOLE       140,968
MORGAN J P & CO INC                     COMMON           616880100          1,752           13,300      SOLE        13,300
TENNECO AUTOMOTIVE I                    COMMON           880349105          1,662          209,400      SOLE       209,400
CENTRAL & SOUTH WEST                    COMMON           152357109          1,617           94,420      SOLE        94,420
BP AMOCO PLC SPONS A                    COMMON           055622104          1,571           29,498      SOLE        29,498
BIOGEN INC                              COMMON           090597105          1,411           20,188      SOLE        20,188
FEDERAL NATL MORTGAG                    COMMON           313586109          1,404           24,830      SOLE        24,830
GULF CANADA RES LTD                     COMMON           40218L305          1,404          380,700      SOLE       380,700

USX-MARATHON GROUP N             COMMON           902905827          1,389           53,300           SOLE           53,300
COMDISCO INC.                    COMMON           200336105          1,328           30,100           SOLE           30,100
FLOWERS INDUSTRIES               COMMON           343496105          1,305           85,911           SOLE           85,911
DU PONT E I DE NEMOU             COMMON           263534109          1,303           24,617           SOLE           24,617
SHERWIN-WILLIAMS CO.             COMMON           824348106          1,259           56,900           SOLE           56,900
SCHERING PLOUGH CORP             COMMON           806605101          1,106           29,800           SOLE           29,800
EVEREST REINSURANCE              COMMON           299808105          1,054           32,300           SOLE           32,300
UNITED HEALTHCARE CO             COMMON           910581107          1,026           17,212           SOLE           17,212
SUNTRUST BANKS INC               COMMON            86791410           976            16,900           SOLE           16,900
RENAISSANCERE HOLDIN             COMMON           G7496G103           961            23,500           SOLE           23,500
SBC COMMUNICATIONS               COMMON           78387G103           934            22,177           SOLE           22,177
EXXON MOBIL CORPORAT             COMMON           30231G102           932            11,952           SOLE           11,952
DOVER CORP                       COMMON           260003108           881            18,400           SOLE           18,400
AVNET INC                        COMMON           053807103           639            10,140           SOLE           10,140
BELL ATLANTIC CORP               COMMON           077853109           637            10,425           SOLE           10,425
ARCHSTONE COMMUNITIE             COMMON           039581103           630            31,608           SOLE           31,608
BOEING CO.                       COMMON           097023105           623            16,472           SOLE           16,472
NOBLE AFFILIATES                 COMMON           654894104           620            18,900           SOLE           18,900
WEBB (DEL) CORP.                 COMMON           947423109           616            41,600           SOLE           41,600
TEXTRON INC. CORP                COMMON           883203101           615            10,100           SOLE           10,100
BERKSHIRE HATHAWAY C             COMMON           084670207           602            331.00           SOLE           331.00
RELIANT ENERGY INCOR             COMMON           75952J108           550            23,330           SOLE           23,330
MICROSOFT CORP                   COMMON           594918104           549            5,171            SOLE            5,171
AMB PROPERTIES                   COMMON           00163T109           538            25,000           SOLE           25,000
GENERAL ELECTRIC CO              COMMON           369604103           514            3,300            SOLE            3,300
NEW BRITAIN CONN TAX             COMMON           642713D32           469           500,000           SOLE          500,000
AETNA, INC                       COMMON           008117103           444            8,000            SOLE            8,000
ELECTRONIC DATA SYST             COMMON           285661104           411            6,400            SOLE            6,400
COX COMMUNICATIONS               COMMON           224044107           404            8,328            SOLE            8,328
BANK OF AMERICA CORP             COMMON           060505104           402            7,664            SOLE            7,664
PROLOGIS                         COMMON           743410102           400            20,800           SOLE           20,800
SPRINT CORP (PCS GRO             COMMON           852061506           347            5,300            SOLE            5,300
AK STEEL HOLDING COR             COMMON           001547108           327            31,531           SOLE           31,531
WACHOVIA CORP                    COMMON           929771103           318            4,700            SOLE            4,700
WESTFIELD AMERICA                COMMON           959910100           304            22,396           SOLE           22,396
SOUTHERN UNION COMPA             COMMON           844030106           287            15,900           SOLE           15,900
JOHNSON & JOHNSON                COMMON           478160104           285            4,060            SOLE            4,060
MERCK & CO INC                   COMMON           589331107           274            4,405            SOLE            4,405
CONSOLIDATED NAT GAS             COMMON           209615103           266            4,000            SOLE            4,000
TIME WARNER INC                  COMMON           887315109           200            2,000            SOLE            2,000